Investments in Real Estate Debt	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Investments in Real Estate Debt
5.
Investments in Real Estate Debt

The following tables detail the Company’s investments in real estate debt as of December 31, 2024 and 2023 ($ in thousands):

		December 31, 2024
Type of Security/Loan	Number of Positions	Coupon (1)	Maturity Date	Cost Basis	Fair Value
Term loan	1	B + 4.75%	June 2027	$956,877	$852,461
Total investments in real estate debt	1	B + 4.75%	June 2027	$956,877	$852,461

		December 31, 2023
Type of Security/Loan	Number of Positions	Weighted Average Coupon (1)	Weighted Average Maturity Date (2)	Cost Basis	Fair Value
CMBS - floating	6	B + 4.69%	October 2036	$206,252	$201,070
Term loans	2	B + 4.95%	January 2027	1,451,462	1,388,280
Total investments in real estate debt	8	B + 4.92%	March 2028	$1,657,714	$1,589,350

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(1)
The symbol “B” refers to the relevant benchmark rates, which includes one-month Secured Overnight Financing Rate (“SOFR”), three-month Bank Bill Swap Bid Rate (“BBSY”) and Sterling Overnight Index Average (“SONIA”) as applicable to each security and loan.
(2)
Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.

During June 2022, the Company provided financing in the form of a term loan to an unaffiliated entity in connection with its acquisition of Australia’s largest hotel and casino company. The loan is in the amount of AUD 1,377 million and has an initial term of five years, with a two-year extension option. The loan is pre-payable at the option of the borrower at any time.

During February 2021, the Company provided financing in the form of a term loan to an unaffiliated entity in connection with its acquisition of a premier United Kingdom holiday company. The original loan was in the amount of £360 million and has an initial term of five years, with a two-year extension option. The loan was pre-payable at the option of the borrower at any time. In November 2023, the borrower partially prepaid £8.0 million of the original loan amount.

In June 2024, the Company disposed of the remaining £352.0 million of the original loan amount. In connection with the disposition, the Company repaid all related borrowings under secured financing agreements of £193.6 million. During the year ended December 31, 2024, the Company recorded $4.4 million of net realized losses from the disposition of this investment in real estate debt, which is included in Income from investments in real estate debt, net in the Consolidated Statements of Operations and Comprehensive Loss.

During the year ended December 31, 2024, the Company disposed of $201.1 million of investments in real estate-related debt securities and recorded net realized losses resulting from these dispositions of $3.1 million. Such amounts are recorded as a component of Income from investments in real estate debt, net on the Company’s Consolidated Statements of Operations and Comprehensive Loss.

During the year ended December 31, 2023, the Company recorded net realized losses on its investments in real estate-related debt securities of $4.4 million. During the year ended December 31, 2022, the Company recorded net realized losses on its investments in real estate debt securities of $13.2 million. Such amounts are recorded as a component of Income from investments in real estate debt, net in the Company’s Consolidated Statements of Operations and Comprehensive Loss.